S000058958 [Member] Investment Objectives and Goals - Carillon Eagle Growth & Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF CARILLON EAGLE GROWTH & INCOME FUND | 5.1.2026
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Carillon Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and,
Objective, Secondary [Text Block]	secondarily, seeks current income.